                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 363
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ernest S. Rady
Title: Chief Investment Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


/s/ Ernest S. Rady                      San Diego, CA          5/12//2008
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----
028-11688               Insurance Company of the West

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:   $108,794
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----
1     028-11688               Insurance Company of the West

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                           Form 13-F Information Table
                              as of March 31, 2008

                                                                                                              VOTING AUTHORITY
                                             TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
            NAME OF ISSUER                 OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
            --------------                 -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
ALTRIA GROUP INC                              com   02209s103    2,842   128,000  SH        sole             108,000
AMBAC FINANCIAL GROUP INC                     com   023139108      174    30,300  SH        sole              30,300
AMERICAN EXPRESS COMPANY                      com   025816109    1,093    25,000  SH        sole              25,000
AMERICAN INTERNATIONAL GROUP INC              com   026874107    5,190   120,000  SH        sole             120,000
ANARDARKO PETROLEUM CORP                      com   032511107    2,206    35,000  SH        sole              35,000
BANK OF AMERICA CORP                          com   060505104    3,564    94,000  SH        sole              94,000
BP P L C SPONSORED ADR (FRM BP AMOCO PLC)     com   055622104    5,762    95,000  SH        sole              95,000
CAPITAL ONE FINANCIAL CORP                    com   14040h105    3,938    80,000  SH        sole              80,000
CARDINAL HEALTH INC                           com   14149y108    1,575    30,000  SH        sole              30,000
CATERPILLAR INC                               com   149123101    1,957    25,000  SH        sole              25,000
CHESAPEAKE ENERGY CORP                        com   165167107    2,308    50,000  SH        sole              50,000
CHEVRON CORPORATION                           com   166764100    6,317    74,000  SH        sole              74,000
CHUBB CORP                                    com   171232101    2,969    60,000  SH        sole              60,000
CINCINNATI FINANCIAL CORP                     com   172062101      951    25,000  SH        sole              25,000
CIT GROUP INC NEW                             com   125581108      296    25,000  SH        sole              25,000
CIT GROUP INC.                                com   172967101    2,271   106,000  SH        sole             106,000
COCA COLA CO                                  com   191216100    3,957    65,000  SH        sole              65,000
COMCAST CORP NEW CL A                         com   20030n101    2,176   112,500  SH        sole             112,500
CONOCOPHILLIPS                                com   20825c104    5,487    72,000  SH        sole              72,000
ELI LILLY & CO                                com   532457108    1,806    35,000  SH        sole              35,000
EXXON MOBIL CORP                              com   30231g102    2,115    25,000  SH        sole              25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)            com   313586109    1,387    52,700  SH        sole              52,700
FIDELITY NATIONAL FINANCIAL INC               com   316326107      448    24,454  SH        sole              24,454
FIDELITY NATIONAL INFORMATION SERVICES        com   31620m106      410    10,748  SH        sole              10,748
GENERAL ELECTRIC CO                           com   369604103    4,441   120,000  SH        sole             120,000
GENERAL MILLS INC                             com   370334104    2,994    50,000  SH        sole              50,000
GLAXOSMITHKLINE PLC SPONSORED ADR(FRM GLAX    com   37733w105    1,697    40,000  SH        sole              40,000
HARTFORD FINANCIAL SERVICES GROUP INC         com   416515104    2,652    35,000  SH        sole              35,000

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
HOME DEPOT INC                                com   437076102    1,119    40,000  SH        sole              40,000
INDYMAC BANCORP INC                           com   456607100      308    62,000  SH        sole              62,000
ISTAR FINL INC                                com   45031u101      351    25,000  SH        sole              25,000
JOHNSON & JOHNSON                             com   478160104    3,892    60,000  SH        sole              60,000
JPMORGAN CHASE & CO FORMERLY J P MORGAN CH    com   46625h100    2,577    60,000  SH        sole              60,000
KROGER CO                                     com   501044101      508    20,000  SH        sole              20,000
LOWES COMPANIES INC                           com   548661107      135    5,900   SH        sole               5,900
MCDONALDS CORP                                com   580135101    1,952    35,000  SH        sole              35,000
MICROSOFT                                     com   594918104    1,987    70,000  SH        sole              70,000
MORGAN STANLEY                                com   617446448    2,285    50,000  SH        sole              50,000
OVERSEAS SHIPHOLDING GROUP INC                com   690368105    4,553    65,000  SH        sole              65,000
PHILIP MORRIS INTERNATIONAL INC.              com   718172109    6,474   128,000  SH        sole             128,000
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG    adr   780259206    2,414    35,000  SH        sole              35,000
USG                                           com   903293405      873    23,700  SH        sole              23,700
WAL-MART STORES INC                           com   931142103    3,688    70,000  SH        sole              70,000
WYETH COM                                     com   983024100    1,462    35,000  SH        sole              35,000
XTO ENERGY INC                                com   98385X106    1,233    20,000  SH        sole              20,000

TOTAL                                         45               108,794 2,449,302                           2,449,302